OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2012
OPERATING SEGMENTS [Abstract]
Summary of selected financial information for reportable segments
A summary of selected financial information for our reportable segments follows:

	IB	Mepco	Other(1)	Elimination(2)	Total
	(In thousands)

2012
Total assets	$1,885,807	$135,447	$192,343	$(189,730)	$2,023,867
Interest income	84,760	14,638	-	-	99,398
Net interest income	77,919	11,115	(2,779)	-	86,255
Provision for loan losses	6,895	(8)	-	-	6,887
Income (loss) before income tax	27,379	2,591	(3,677)	(95)	26,198
Net income (loss)	28,260	1,710	(3,677)	(95)	26,198

2011
Total assets	$2,132,736	$172,007	$157,251	$(154,588)	$2,307,406
Interest income	93,310	21,452	-	-	114,762
Net interest income	81,224	16,074	(2,729)	-	94,569
Provision for loan losses	27,972	(26)	-	-	27,946
Loss before income tax	(11,137)	(6,694)	(2,486)	(95)	(20,412)
Net loss	(12,768)	(4,849)	(2,488)	(95)	(20,200)

2010
Total assets	$2,270,881	$265,201	$176,740	$(177,574)	$2,535,248
Interest income	111,470	37,381	-	-	148,851
Net interest income	87,521	28,602	(4,470)	-	111,653
Provision for loan losses	47,093	(328)	-	-	46,765
Income (loss) before income tax	(27,763)	(2,264)	11,823	(95)	(18,299)
Net income (loss)	(27,049)	(1,388)	11,823	(95)	(16,709)

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(1)	Includes amounts relating to our parent company and certain insignificant operations. Net income in 2010 includes parent company's $18.1 million gain on extinguishment of debt.
(2)	Includes parent company's investment in subsidiaries and cash balances maintained at subsidiary.